Summarize Derivative Financial Instruments (Detail) In Millions, unless otherwise specified	1 Months Ended									12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 AUD	Jul. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2011 USD ($)	Mar. 31, 2013 Other current liabilities USD ($)	Dec. 31, 2012 Other current liabilities USD ($)	Dec. 31, 2011 Other current liabilities USD ($)	Dec. 31, 2012 Other current liabilities Interest swap-2010 USD ($)	Dec. 31, 2011 Other current liabilities Interest swap-2010 USD ($)	Mar. 31, 2013 Other current liabilities Interest swap-2010 USD ($)	Dec. 31, 2012 Other current liabilities Australian Dollar Interest Swap USD ($)	Dec. 31, 2011 Other current liabilities Australian Dollar Interest Swap USD ($)	Dec. 31, 2012 Other current liabilities Electricity Contracts USD ($)	Dec. 31, 2011 Other current liabilities Electricity Contracts USD ($)	Mar. 31, 2013 Other current liabilities Natural Gas Futures USD ($)	Dec. 31, 2012 Other current liabilities Natural Gas Futures USD ($)	Dec. 31, 2011 Other current liabilities Natural Gas Futures USD ($)	Mar. 31, 2013 Other current liabilities Forward Contracts USD ($)	Dec. 31, 2012 Other current liabilities Forward Contracts USD ($)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional Amount of Cash Flow Hedge Instruments	$ 350		$ 350	$ 25	$ 325	$ 24				$ 325	$ 350
Notional Amount of Cash Flow Hedging Instruments - Interest swap - 2010										325		0
Fair Value Liability of Cash Flow Hedging Instruments - Interest swap - 2010							0	0	(2)	0	(2)	0
Notional Amount of Derivative Instruments Not Designated as Hedging Instruments - Australian dollar interest swap		6					6	6					6	6
Total							0	(1)	(1)
Fair Value Liability of Derivative Instruments Not Designated as Hedging Instruments - Australian dollar interest swap							0	0					0	0
Average Days to Maturity	3 years	3 years	2 years	3 years						2 days	367 days		704 days	1070 days
Notional Amount of Commodity Contracts Not Designated as Hedging Instruments															3	3	2	3	5	3	3
Other Derivatives Not Designated as Hedging Instruments Liabilities at Fair Value															(1)	(1)		0	0
Fair Value Liability of Commodity Contracts Not Designated as Hedging Instruments																	$ 0	$ 0		$ 0	$ (1)